Segment reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment reporting

Note   32.               Segment reporting

The Group has one operating segment that meets the criteria set in ASC 280-10-50: Secure Microcontrollers. The Group’s chief operating decision maker, who is its Chief Executive Officer, reviews financial performance of this operating segment for purposes of allocating resources and assessing budgets and performance.

The remaining non-reportable operating segments and other business activities that are not identified as operating segments are combined and disclosed in an “all other” standalone category.

The Secure Microcontrollers segment encompasses the design, manufacturing, sales and distribution of high-end, Common Criteria EAL5+ & FIPS 140-3-certified secure microprocessors.

12 months ended December 31,	2022			2021			2020
USD'000	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total
Revenues from external customers	18,336	4,862	23,198	14,850	2,145	16,995	11,289	3,028	14,317
Intersegment revenues	—	368	368	—	415	415	—	4,930	4,930
Interest revenue	7	2	9	—	—	—	—	—	—
Interest expense	200	53	254	150	22	171	72	19	91
Depreciation and amortization	319	85	404	1,339	193	1,532	1,769	474	2,243
Segment income /(loss) before income taxes	526	2,017	2,543	(2,235)	(2,566)	(4,801)	(5,195)	(3,766)	(8,961)
Profit / (loss) from intersegment sales	—	18	18	—	20	20	—	235	235
Income tax recovery /(expense)	2,565	680	3,245	—	(6)	(6)	—	(5)	(5)
Segment assets	18,340	5,010	21,734	10,296	1,726	12,022	10,531	3,225	13,756

12 months ended December 31,	2022	2021	2020
	USD'000	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	23,566	17,410	19,247
Elimination of intersegment revenue	(368)	(415)	(4,930)
Total consolidated revenue	23,198	16,995	14,317

Loss reconciliation
Total profit / (loss) from reportable segments	2,543	(4,801)	(8,961)
Elimination of intersegment profits	(18)	(20)	(235)
Income /(Loss) before income taxes	2,525	(4,821)	(9,196)

As at December 31,	2022	2021
	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	21,734	12,022
Elimination of intersegment receivables	(75)	(178)
Consolidated total assets	21,659	11,844

Revenue and property, plant and equipment by geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region		12 months ended December 31,
USD'000	2022	2021	2020
France	211	457	1,614
Rest of EMEA*	6,566	3,798	2,892
North America	13,609	10,631	8,217
Asia Pacific	2,745	2,062	1,526
Latin America	67	47	68
Total net sales	23,198	16,995	14,317
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2022	2021
France	782	886
Total Property, plant and equipment, net of depreciation	782	886